Acquisitions and divestitures other than National (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended			12 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2010 mm	Aug. 31, 2010 mm facilities	Oct. 31, 2010 Acquisition of semiconductor manufacturing site and 200-millimeter wafer fabrication facility [Member]	Aug. 31, 2010 Acquisition of wafer fabrication facilities and 200-millimeter equipment [Member]	Aug. 31, 2010 Acquisition of 300-millimeter production tools accounted for as a capital purchase [Member]	Dec. 31, 2009 Acquisition of luminary micro [Member]	Dec. 31, 2009 Acquisition of CICLON Semiconductor Device Corporation [Member]	Aug. 31, 2010 Minimum [Member] mm	Aug. 31, 2010 Maximum [Member] mm
Business Acquisition [Line Items]
Wafer fabrication facility, fully equipped and operational, millimeter					200
Cash paid in business acquisition		$ 5,425	$ 199	$ 155			$ 140	$ 59		$ 51	$ 104
Portion of acquisition allocated to property, plant and equipment							158	42
Portion of acquisition allocated to inventory							5	9
Portion of acquisition allocated to other net assets and liabilities							4
Portion of acquisition allocated to expenses recorded in costs of revenues							8	8
Acquisition-related costs recorded to selling, general and administrative							2	1
Contractual agreement settlement recorded as cost of revenues								12
Cash paid in acquisition recorded as a capital purchase									58
Other consideration in business acquisition										7	7
Proceeds from divested product line	148
Recognized gain on sale of product line	144
Total consideration given for acquisition of two wafer fabrication facilities and equipment in Aizu-Wakamatsu, Japan under a court-approved plan of reorganization						$ 130
Wafer fabrication facility, operational, millimeter						200
Wafer fabrication facility, non-operational, held for future capacity expansion, millimeter												200	300
Number of wafer fabrication facilities acquired in Aizu-Wakamatsu						2